LEASES - Right-of-use leased asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
LEASES
Book value at the beginning of the year	$ 16,377,701
Depreciation of the year	3,334,114	$ 4,313,516	$ 2,337,840
Book value at the end of the year	10,956,448	16,377,701
Gross carrying amount
LEASES
Book value at the beginning of the year	30,142,835	20,979,597
Additions of the year	2,626,725	9,569,819
Subject to foreclosure (Note 6)	(8,076,841)
Deconsolidation of subsidiary (Note 13)	(168,988)
Disposals	(177,480)	(680,110)
Exchange differences	302,591	273,529
Book value at the end of the year	24,648,842	30,142,835	20,979,597
Accumulated depreciation
LEASES
Book value at the beginning of the year	(13,765,134)	(9,377,845)
Subject to foreclosure (Note 6)	(3,192,117)
Deconsolidation of subsidiary (Note 13)	(129,991)
Depreciation of the year	3,628,805	5,036,703
Disposals	(175,688)	(697,150)
Exchange differences	(203,749)	47,736
Book value at the end of the year	$ (13,692,394)	$ (13,765,134)	$ (9,377,845)